INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
4.	INVESTMENTS

Short-term investments and long-term investments consisted of the following:

	As of December 31,
	2016	2017
	US$	US$
Short-term investments
Trading securities	-	15,833
Fixed-rate time deposits	42,929	39,968
	42,929	55,801

Long-term investments:
Available-for-sale securities:
- Color Life Service Group ("Color Life")	20,606	4,554
- Hopefluent Group Holdings Limited ("Hopefluent")	31,033	47,729
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	-	318,065
	51,639	370,348
Cost method investments:
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	107,088	-
- Sindeo, Inc. ("Sindeo")	2,768	-
- Guilin Bank	12,173	38,817
- Xian Chuangdian Quancheng Real Estate Consultant Limited (“Chuangdian”)	3,294	3,498
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	54,918	58,301
	180,241	100,616

	231,880	470,964

As of December 31, 2016 and 2017, the Company held fixed-rate time deposits purchased from commercial banks and financial institutions with maturities of less than one year.

In October 2017, of the Company invested US$15,299 in PRC mutual funds, which were classified as trading securities as they were held principally for the purpose of selling in the near term. As of December 31, 2017, the market price increases to US$15,833 and an unrealized gain of US$518 was included in earnings.

Interest income on the fixed-rate time deposits of US$9,474, US$11,367 and US$11,322 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively.

Dividends from the long-term investments US$1,333, US$3,281 and US$6,692 were recognized as investment income in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017, respectively.

On June 27, 2014, the Company acquired 27,551,733 shares of Color Life, a Hong Kong listed company, for US$13,583. The investment constituted a 2.76% ownership in Color Life and was classified as an available-for-sale security. As of December 31, 2016, the market price declined to US$20,606 (December 31, 2015: US$23,703) and an unrealized loss of US$3,097 was recorded in other comprehensive income (loss) for the year ended December 31, 2016. In 2017, the Company sold 20,705,000 shares for a total consideration of US$12,317, and recognized a gain of US$2,110 in the consolidated statements of comprehensive income (loss). As of December 31, 2017, the market price of the remaining shares declined to US$4,554. Total fair value decrease of US$3,735 was recorded in other comprehensive income (loss) and US$2,110 gain related to the sale was reclassified out of accumulated other comprehensive income for the year ended December 31, 2017.

In November 2014, the Company acquired an aggregate of 111,935,037 shares of Hopefluent, a Hong Kong listed company, for US$43,361. The investment constituted a 17.26% ownership in Hopefluent and was classified as an available-for-sale security. As of December 31, 2016, the market price declined to US$31,033 (December 31, 2015: US$31,339) and an unrealized loss of US$306 was recorded in other comprehensive income (loss) for the year ended December 31, 2016. In 2017, the Company sold 3,164,000 shares for a total consideration of US$1,614, and recognized a gain of US$626 in the consolidated statements of comprehensive income (loss). As of December 31, 2017, the market price of the remaining shares increased to US$47,729. Total fair value increase of US$18,309 was recorded in other comprehensive income and US$626 gain related to the sale was reclassified out of accumulated other comprehensive income for the year ended December 31, 2017.

On May 29, 2015, the Company acquired an aggregate of 145,376,744 shares of World Union, a PRC listed company, at a total consideration of US$121,393. The investment constituted a 10.06% ownership in World Union. The investment in World Union was classified as a cost method investment upon acquisition, as the Company could not freely sell the shares due to a lock-up provision of 36 months. On April 8, 2016, World Union declared a stock dividend whereby four shares were distributed to shareholders for every ten shares held. As a result, the Company’s shareholding increased from 145,376,744 shares to 203,527,442 shares. As of December 31, 2017, as the lock-up restriction will terminate within one year, the classification of the investment changed from a cost method to an available for sale security, and the fair value of the investment was measured based on the market price, adjusted for the effect of the remaining restriction, in accordance with ASC 820. As of December 31, 2017, the fair value of World Union was US$318,065 and US$198,264 and the related tax effect of US$49,566 were recorded in other comprehensive income for the year ended December 31, 2017. As of December 31, 2017, the investment constituted a 9.96% ownership in World Union.

On October 29, 2015, the Company acquired 11.03% of the share capital of Sindeo, a non-listed company, for US$5,000. The investment in Sindeo was classified as a cost method investment, as the Company does not have significant influence over Sindeo and because there is no readily determinable fair value. During the year ended December 31, 2016 and 2017, the impairment loss of US$2,232 and US$2,768, respectively, was recorded in the statement of comprehensive income (loss) as Sindeo’s financial condition had deteriorated as evidenced by significant operating losses.

On July 12, 2016, 30,595,859 shares of Guilin Bank, a PRC non-listed company, was transferred by a third-party to repay a portion of its overdue receivables of US$12,173 owed to the Company. The investment constituted a 1.02% ownership in Guilin Bank. The investment was classified as a cost method investment, as the Company does not have significant influence over Guilin Bank and because there is no readily determinable fair value. On September 25, 2017, additional 42,834,202 shares of Guilin Bank was transferred by the third-party in full satisfaction of its remaining overdue receivables of US$24,695 to the Company. The total investment constituted a 1.98% ownership in Guilin Bank. In October 2017, the Company received 7,343,006 shares of Guilin Bank as a stock dividend and the Company’s shareholding increased from 73,430,061 to 80,773,067. No impairment on the investment in Guilin Bank was recognized for the year ended December 31, 2017.

On January 21, 2016, the Company acquired an aggregate of 4,411,765 shares of Chuangdian, which is listed on the National Equities Exchange and Quotations (“NEEQ”) in the PRC, for a total consideration of US$3,294. The investment constituted a 15% ownership in Chuangdian and was classified as a cost method investment, as the Company does not have significant influence and because there is no readily determinable fair value, as the breadth and scope of NEEQ is not comparable to equivalent U.S markets. The Company received 1,378,165 shares and 2,766,177 shares as dividends in 2017 and 2016, respectively. No impairment on the investment in Chuangdian was recognized for the year ended December 31, 2017.

On December 10, 2014, the Company acquired 16% of the share capital of Tospur, a non-listed company, for US$62,257. The investment in Tospur was classified as a cost method investment, as the Company does not have significant influence over Tospur and because there is no readily determinable fair value. No impairment on the investment in Tospur was recognized for the year ended December 31, 2017.

The following is a summary of the available-for-sale securities as of December 31, 2016 and 2017:

	Original Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31,2016
- Color Life	13,583	7,023	-	20,606
- Hopefluent	34,944	-	(3,911)	31,033

	48,527	7,023	(3,911)	51,639
December 31,2017
- Color Life	3,376	1,178	-	4,554
- Hopefluent	33,956	13,773	-	47,729
- World Union	121,393	196,672	-	318,065

	158,725	211,623	-	370,348

As of December 31, 2016 and 2017, the total losses for securities with net losses in accumulated other comprehensive income (loss) were US$3,911 and nil, respectively. The following table shows all available-for-sale securities in an unrealized loss position for which an other-than-temporary impairment has not been recognized and the related gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	As of December 31, 2016
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Hopefluent	31,033	(306)	-	(3,605)	31,033	(3,911)

Total available-for-sale securities	31,033	(306)	-	(3,605)	31,033	(3,911)